Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Net Loss Per Share
Schedule of basic and diluted loss per share

	For the Year Ended December 31,
	2020	2021	2022
Numerator (RMB in thousands):
Net loss	(517,550)	(1,298,880)	(1,578,403)
Net income attributable to noncontrolling interests	—	—	(2,754)
Accretions of preferred shares to redemption value	(680,734)	(170,585)	—
Net loss attributable to ordinary shareholders	(1,198,284)	(1,469,465)	(1,581,157)

Denominator:
Weighted average number of ordinary shares outstanding, basic	65,279,970	240,174,108	304,836,318
Weighted average number of ordinary shares outstanding, diluted	65,279,970	240,174,108	304,836,318
Net loss per share, basic (RMB)	(18.36)	(6.12)	(5.19)
Net loss per share, diluted (RMB)	(18.36)	(6.12)	(5.19)

Schedule of ordinary shares equivalents excluded from computation of dilutive net loss per share

	For the Year Ended December 31,
	2020	2021	2022
Preferred shares	180,336,722	—	—
Share options	15,922,419	24,368,217	5,144,513
	196,259,141	24,368,217	5,144,513